Federated Hermes Adjustable Rate Fund
Portfolio of Investments
November 30, 2025 (unaudited)
Principal Amount or Shares			Value
	[1]	COLLATERALIZED MORTGAGE OBLIGATIONS—83.1%
		Federal Home Loan Mortgage Corporation—32.3%
$ 32,455		REMIC, Series 2380, Class FL, 4.856% (30-DAY AVERAGE SOFR +0.714%), 11/15/2031	$ 32,455
50,738		REMIC, Series 2434, Class FA, 5.256% (30-DAY AVERAGE SOFR +1.114%), 3/15/2032	51,038
21,091		REMIC, Series 2448, Class FA, 5.256% (30-DAY AVERAGE SOFR +1.114%), 1/15/2032	21,241
22,315		REMIC, Series 2452, Class FC, 5.256% (30-DAY AVERAGE SOFR +1.114%), 1/15/2032	22,474
61,617		REMIC, Series 2459, Class FP, 5.256% (30-DAY AVERAGE SOFR +1.114%), 6/15/2032	62,064
15,946		REMIC, Series 2470, Class EF, 5.256% (30-DAY AVERAGE SOFR +1.114%), 3/15/2032	16,041
75,135		REMIC, Series 2475, Class F, 5.256% (30-DAY AVERAGE SOFR +1.114%), 2/15/2032	75,576
46,140		REMIC, Series 2475, Class FD, 4.806% (30-DAY AVERAGE SOFR +0.664%), 6/15/2031	46,143
46,503		REMIC, Series 2480, Class NF, 5.256% (30-DAY AVERAGE SOFR +1.114%), 1/15/2032	46,775
15,702		REMIC, Series 2498, Class AF, 5.256% (30-DAY AVERAGE SOFR +1.114%), 3/15/2032	15,795
73,835		REMIC, Series 3085, Class UF, 4.706% (30-DAY AVERAGE SOFR +0.564%), 12/15/2035	73,314
157,309		REMIC, Series 3156, Class HF, 4.741% (30-DAY AVERAGE SOFR +0.599%), 8/15/2035	156,413
263,799		REMIC, Series 3208, Class FD, 4.656% (30-DAY AVERAGE SOFR +0.514%), 8/15/2036	261,552
256,670		REMIC, Series 3208, Class FG, 4.656% (30-DAY AVERAGE SOFR +0.514%), 8/15/2036	254,483
66,527		REMIC, Series 3213, Class GF, 4.686% (30-DAY AVERAGE SOFR +0.544%), 9/15/2036	66,054
359,602		REMIC, Series 3284, Class AF, 4.566% (30-DAY AVERAGE SOFR +0.424%), 3/15/2037	354,870
561,352		REMIC, Series 3314, Class FE, 4.526% (30-DAY AVERAGE SOFR +0.384%), 5/15/2037	552,749
423,182		REMIC, Series 3346, Class FT, 4.606% (30-DAY AVERAGE SOFR +0.464%), 10/15/2033	420,660
170,566		REMIC, Series 3380, Class FP, 4.606% (30-DAY AVERAGE SOFR +0.464%), 11/15/2036	168,640
204,046		REMIC, Series 3550, Class GF, 5.006% (30-DAY AVERAGE SOFR +0.864%), 7/15/2039	204,740
240,819		REMIC, Series 3556, Class FA, 5.166% (30-DAY AVERAGE SOFR +1.024%), 7/15/2037	243,083
108,614		REMIC, Series 3593, Class CF, 4.856% (30-DAY AVERAGE SOFR +0.714%), 2/15/2036	108,441
3,469,805		REMIC, Series 4056, Class FL, 4.706% (30-DAY AVERAGE SOFR +0.564%), 5/15/2042	3,416,601
2,215,706		REMIC, Series 4077, Class HF, 4.656% (30-DAY AVERAGE SOFR +0.514%), 7/15/2042	2,176,944
840,227		REMIC, Series 4242, Class F, 4.656% (30-DAY AVERAGE SOFR +0.514%), 8/15/2043	828,104
2,697,212		REMIC, Series 4255, Class KF, 4.706% (30-DAY AVERAGE SOFR +0.564%), 10/15/2043	2,657,874
2,737,780		REMIC, Series 4315, Class KF, 4.706% (30-DAY AVERAGE SOFR +0.564%), 8/15/2041	2,694,996
1,263,688		REMIC, Series 4407, Class CF, 4.556% (30-DAY AVERAGE SOFR +0.414%), 6/15/2044	1,245,095
1,224,020		REMIC, Series 4508, Class CF, 4.656% (30-DAY AVERAGE SOFR +0.514%), 9/15/2045	1,212,566
2,780,114		REMIC, Series 4614, Class FG, 4.756% (30-DAY AVERAGE SOFR +0.614%), 9/15/2046	2,745,945
2,231,493		REMIC, Series 4619, Class NF, 4.656% (30-DAY AVERAGE SOFR +0.514%), 3/15/2044	2,206,762
2,211,179		REMIC, Series 4661, Class GF, 4.706% (30-DAY AVERAGE SOFR +0.564%), 2/15/2047	2,179,746
1,306,373		REMIC, Series 4752, Class PF, 4.556% (30-DAY AVERAGE SOFR +0.414%), 11/15/2047	1,278,040
3,264,079		REMIC, Series 4803, Class FA, 4.556% (30-DAY AVERAGE SOFR +0.414%), 6/15/2048	3,168,243
456,246		REMIC, Series 4829, Class FA, 4.506% (30-DAY AVERAGE SOFR +0.364%), 7/15/2037	448,623
980,860		REMIC, Series 4845, Class WF, 4.556% (30-DAY AVERAGE SOFR +0.414%), 12/15/2048	966,319
1,566,794		REMIC, Series 4846, Class PF, 4.606% (30-DAY AVERAGE SOFR +0.464%), 12/15/2048	1,534,829
3,052,990		REMIC, Series 4911, Class FB, 4.636% (30-DAY AVERAGE SOFR +0.564%), 9/25/2049	3,004,632
844,927		REMIC, Series 4915, Class FG, 4.636% (30-DAY AVERAGE SOFR +0.564%), 9/25/2049	829,051
720,071		REMIC, Series 4921, Class FN, 4.636% (30-DAY AVERAGE SOFR +0.564%), 10/25/2049	700,149
5,192,708		REMIC, Series 4929, Class FB, 4.636% (30-DAY AVERAGE SOFR +0.564%), 9/25/2049	5,102,834
4,526,591		REMIC, Series 4944, Class F, 4.636% (30-DAY AVERAGE SOFR +0.564%), 1/25/2050	4,471,725
443,555		REMIC, Series 4959, Class JF, 4.636% (30-DAY AVERAGE SOFR +0.564%), 3/25/2050	435,756
6,010,749		REMIC, Series 4983, Class FJ, 4.636% (30-DAY AVERAGE SOFR +0.564%), 6/25/2050	5,821,539
3,382,817		REMIC, Series 4988, Class KF, 4.536% (30-DAY AVERAGE SOFR +0.464%), 7/25/2050	3,342,978

Principal Amount or Shares			Value
	[1]	COLLATERALIZED MORTGAGE OBLIGATIONS—continued
		Federal Home Loan Mortgage Corporation—continued
$ 1,966,876		REMIC, Series 4998, Class KF, 4.421% (30-DAY AVERAGE SOFR +0.350%), 8/25/2050	$ 1,900,710
4,482,092		REMIC, Series 5269, Class FL, 4.891% (30-DAY AVERAGE SOFR +0.820%), 10/25/2052	4,440,084
5,356,700		REMIC, Series 5338, Class FH, 4.556% (30-DAY AVERAGE SOFR +0.414%), 4/15/2045	5,265,273
1,997,539		REMIC, Series 5342, Class FB, 4.636% (30-DAY AVERAGE SOFR +0.564%), 11/25/2049	1,944,924
4,291,379		REMIC, Series 5393, Class HF, 5.021% (30-DAY AVERAGE SOFR +0.950%), 3/25/2054	4,301,409
959,021		REMIC, Series 5400, Class FA, 4.821% (30-DAY AVERAGE SOFR +0.750%), 4/25/2054	955,028
4,812,250		REMIC, Series 5457, Class GF, 5.171% (30-DAY AVERAGE SOFR +1.100%), 10/25/2054	4,814,583
5,872,069		REMIC, Series 5466, Class FL, 5.021% (30-DAY AVERAGE SOFR +0.950%), 2/25/2054	5,872,059
6,695,923		REMIC, Series 5476, Class FA, 5.171% (30-DAY AVERAGE SOFR +1.100%), 11/25/2054	6,704,369
4,136,036		REMIC, Series 5499, Class BF, 4.971% (30-DAY AVERAGE SOFR +0.900%), 2/25/2055	4,113,867
5,867,147		REMIC, Series 5508, Class FM, 5.221% (30-DAY AVERAGE SOFR +1.150%), 2/25/2055	5,887,121
8,282,355		REMIC, Series 5522, Class BF, 5.121% (30-DAY AVERAGE SOFR +1.050%), 3/25/2055	8,293,216
		TOTAL	110,216,595
		Federal National Mortgage Association—37.1%
33,254		REMIC, Series 2001-32, Class FA, 4.736% (30-DAY AVERAGE SOFR +0.664%), 7/25/2031	33,241
22,873		REMIC, Series 2001-57, Class FA, 4.636% (30-DAY AVERAGE SOFR +0.564%), 6/25/2031	22,746
18,361		REMIC, Series 2001-62, Class FC, 4.836% (30-DAY AVERAGE SOFR +0.764%), 11/25/2031	18,385
24,063		REMIC, Series 2001-71, Class FS, 4.786% (30-DAY AVERAGE SOFR +0.714%), 11/25/2031	24,070
78,689		REMIC, Series 2002-7, Class FG, 5.086% (30-DAY AVERAGE SOFR +1.014%), 1/25/2032	78,980
40,736		REMIC, Series 2002-8, Class FA, 5.000% (30-DAY AVERAGE SOFR +0.864%), 3/18/2032	40,916
44,904		REMIC, Series 2002-52, Class FG, 4.686% (30-DAY AVERAGE SOFR +0.614%), 9/25/2032	44,874
137,451		REMIC, Series 2002-58, Class FG, 5.186% (30-DAY AVERAGE SOFR +1.114%), 8/25/2032	138,326
22,336		REMIC, Series 2002-60, Class FH, 5.186% (30-DAY AVERAGE SOFR +1.114%), 8/25/2032	22,478
44,455		REMIC, Series 2002-77, Class FA, 5.250% (30-DAY AVERAGE SOFR +1.114%), 12/18/2032	44,730
16,385		REMIC, Series 2002-77, Class FG, 4.800% (30-DAY AVERAGE SOFR +0.664%), 12/18/2032	16,368
35,294		REMIC, Series 2005-67, Class FM, 4.536% (30-DAY AVERAGE SOFR +0.464%), 8/25/2035	35,217
1,076,659		REMIC, Series 2005-95, Class FH, 4.486% (30-DAY AVERAGE SOFR +0.414%), 11/25/2035	1,065,578
55,800		REMIC, Series 2006-11, Class FB, 4.486% (30-DAY AVERAGE SOFR +0.414%), 3/25/2036	55,594
1,513,861		REMIC, Series 2006-42, Class CF, 4.636% (30-DAY AVERAGE SOFR +0.564%), 6/25/2036	1,505,203
778,872		REMIC, Series 2006-50, Class FE, 4.586% (30-DAY AVERAGE SOFR +0.514%), 6/25/2036	774,190
276,518		REMIC, Series 2006-65, Class DF, 4.536% (30-DAY AVERAGE SOFR +0.464%), 7/25/2036	274,043
109,790		REMIC, Series 2006-76, Class QF, 4.586% (30-DAY AVERAGE SOFR +0.514%), 8/25/2036	108,921
723,822		REMIC, Series 2006-81, Class FA, 4.536% (30-DAY AVERAGE SOFR +0.464%), 9/25/2036	717,276
378,052		REMIC, Series 2006-85, Class PF, 4.566% (30-DAY AVERAGE SOFR +0.494%), 9/25/2036	375,757
314,441		REMIC, Series 2006-103, Class FB, 4.586% (30-DAY AVERAGE SOFR +0.514%), 10/25/2036	311,453
634,174		REMIC, Series 2006-123, Class CF, 4.446% (30-DAY AVERAGE SOFR +0.374%), 1/25/2037	625,132
851,829		REMIC, Series 2006-W1, Class 2AF1, 4.406% (30-DAY AVERAGE SOFR +0.334%), 2/25/2046	844,342
1,240,860		REMIC, Series 2007-15, Class CF, 4.556% (30-DAY AVERAGE SOFR +0.484%), 3/25/2037	1,227,009
52,499		REMIC, Series 2007-20, Class F, 4.446% (30-DAY AVERAGE SOFR +0.374%), 3/25/2037	51,993
603,357		REMIC, Series 2007-71, Class WF, 4.636% (30-DAY AVERAGE SOFR +0.564%), 7/25/2037	599,363
140,548		REMIC, Series 2007-88, Class FW, 4.736% (30-DAY AVERAGE SOFR +0.664%), 9/25/2037	139,763
36,160		REMIC, Series 2007-102, Class FA, 4.756% (30-DAY AVERAGE SOFR +0.684%), 11/25/2037	36,101
163,471		REMIC, Series 2008-69, Class FB, 5.186% (30-DAY AVERAGE SOFR +1.114%), 6/25/2037	165,060
21,078		REMIC, Series 2008-75, Class DF, 5.436% (30-DAY AVERAGE SOFR +1.364%), 9/25/2038	21,490
274,137		REMIC, Series 2009-78, Class UF, 4.956% (30-DAY AVERAGE SOFR +0.884%), 10/25/2039	274,756
378,697		REMIC, Series 2009-87, Class FX, 4.936% (30-DAY AVERAGE SOFR +0.864%), 11/25/2039	379,971
509,749		REMIC, Series 2009-87, Class HF, 5.036% (30-DAY AVERAGE SOFR +0.964%), 11/25/2039	512,844
643,507		REMIC, Series 2009-106, Class FN, 4.936% (30-DAY AVERAGE SOFR +0.864%), 1/25/2040	645,671
223,503		REMIC, Series 2010-39, Class EF, 4.706% (30-DAY AVERAGE SOFR +0.634%), 6/25/2037	222,644
1,457,324		REMIC, Series 2010-68, Class BF, 4.686% (30-DAY AVERAGE SOFR +0.614%), 7/25/2040	1,445,215

Principal Amount or Shares			Value
	[1]	COLLATERALIZED MORTGAGE OBLIGATIONS—continued
		Federal National Mortgage Association—continued
$ 655,794		REMIC, Series 2011-4, Class PF, 4.736% (30-DAY AVERAGE SOFR +0.664%), 2/25/2041	$ 652,832
1,416,004		REMIC, Series 2011-101, Class FH, 4.686% (30-DAY AVERAGE SOFR +0.614%), 10/25/2041	1,402,599
7,095,943		REMIC, Series 2011-131, Class FT, 4.646% (30-DAY AVERAGE SOFR +0.574%), 12/25/2041	7,021,430
260,900		REMIC, Series 2012-65, Class FB, 4.706% (30-DAY AVERAGE SOFR +0.634%), 6/25/2042	258,559
730,607		REMIC, Series 2012-122, Class LF, 4.586% (30-DAY AVERAGE SOFR +0.514%), 11/25/2042	718,517
1,074,632		REMIC, Series 2012-130, Class DF, 4.586% (30-DAY AVERAGE SOFR +0.514%), 12/25/2042	1,053,639
3,540,381		REMIC, Series 2013-28, Class YF, 4.536% (30-DAY AVERAGE SOFR +0.464%), 7/25/2042	3,492,941
1,074,300		REMIC, Series 2014-20, Class FB, 4.586% (30-DAY AVERAGE SOFR +0.514%), 4/25/2044	1,060,723
4,190,337		REMIC, Series 2014-38, Class F, 4.586% (30-DAY AVERAGE SOFR +0.514%), 7/25/2044	4,124,624
2,876,314		REMIC, Series 2016-11, Class CF, 4.536% (30-DAY AVERAGE SOFR +0.464%), 3/25/2046	2,848,942
3,501,301		REMIC, Series 2016-25, Class FL, 4.686% (30-DAY AVERAGE SOFR +0.614%), 5/25/2046	3,451,608
625,409		REMIC, Series 2016-32, Class FA, 4.586% (30-DAY AVERAGE SOFR +0.514%), 10/25/2034	622,490
633,787		REMIC, Series 2016-83, Class FA, 4.686% (30-DAY AVERAGE SOFR +0.614%), 11/25/2046	624,543
875,562		REMIC, Series 2017-30, Class FA, 4.536% (30-DAY AVERAGE SOFR +0.464%), 5/25/2047	857,363
509,904		REMIC, Series 2017-96, Class FA, 4.586% (30-DAY AVERAGE SOFR +0.514%), 12/25/2057	492,302
1,321,491		REMIC, Series 2018-15, Class JF, 4.486% (30-DAY AVERAGE SOFR +0.414%), 3/25/2048	1,281,371
3,426,348		REMIC, Series 2018-57, Class FL, 4.486% (30-DAY AVERAGE SOFR +0.414%), 8/25/2048	3,330,731
1,966,796		REMIC, Series 2018-70, Class HF, 4.536% (30-DAY AVERAGE SOFR +0.464%), 10/25/2058	1,911,032
1,916,633		REMIC, Series 2019-5, Class FA, 4.586% (30-DAY AVERAGE SOFR +0.514%), 3/25/2049	1,887,262
2,028,545		REMIC, Series 2019-21, Class FB, 4.636% (30-DAY AVERAGE SOFR +0.564%), 5/25/2049	1,991,920
3,830,197		REMIC, Series 2019-25, Class PF, 4.636% (30-DAY AVERAGE SOFR +0.564%), 6/25/2049	3,760,690
1,369,565		REMIC, Series 2019-33, Class FB, 4.636% (30-DAY AVERAGE SOFR +0.564%), 7/25/2049	1,347,513
3,068,301		REMIC, Series 2019-34, Class FC, 4.586% (30-DAY AVERAGE SOFR +0.514%), 7/25/2049	3,030,599
777,899		REMIC, Series 2019-35, Class EF, 4.636% (30-DAY AVERAGE SOFR +0.564%), 7/25/2049	765,188
3,112,171		REMIC, Series 2019-35, Class FA, 4.586% (30-DAY AVERAGE SOFR +0.514%), 7/25/2049	3,062,110
332,132		REMIC, Series 2019-41, Class FC, 4.636% (30-DAY AVERAGE SOFR +0.564%), 8/25/2049	324,580
793,709		REMIC, Series 2019-42, Class LF, 4.536% (30-DAY AVERAGE SOFR +0.464%), 8/25/2049	791,515
9,241,421		REMIC, Series 2019-43, Class FD, 4.868% (30-DAY AVERAGE SOFR +0.000%), 8/25/2049	9,063,231
1,322,595		REMIC, Series 2019-59, Class F, 4.727% (30-DAY AVERAGE SOFR +0.544%), 10/25/2049	1,297,006
5,932,065		REMIC, Series 2020-27, Class FD, 4.636% (30-DAY AVERAGE SOFR +0.564%), 5/25/2050	5,799,178
1,176,759		REMIC, Series 2020-29, Class FC, 5.229% (30-DAY AVERAGE SOFR +0.914%), 5/25/2050	1,181,309
1,478,799		REMIC, Series 2020-34, Class FA, 4.636% (30-DAY AVERAGE SOFR +0.564%), 6/25/2050	1,448,318
4,234,358		REMIC, Series 2020-37, Class FD, 4.586% (30-DAY AVERAGE SOFR +0.514%), 6/25/2050	4,191,921
1,967,240		REMIC, Series 2023-42, Class FA, 4.486% (30-DAY AVERAGE SOFR +0.414%), 10/25/2048	1,923,918
1,089,292		REMIC, Series 2024-13, Class FA, 5.071% (30-DAY AVERAGE SOFR +1.000%), 10/25/2053	1,087,800
763,531		REMIC, Series 2024-25, Class FA, 5.171% (30-DAY AVERAGE SOFR +1.100%), 5/25/2054	764,486
7,075,365		REMIC, Series 2024-40, Class FA, 5.221% (30-DAY AVERAGE SOFR +1.150%), 3/25/2054	7,092,702
6,587,481		REMIC, Series 2024-82, Class CF, 5.421% (30-DAY AVERAGE SOFR +1.350%), 11/25/2054	6,613,138
4,806,872		REMIC, Series 2024-82, Class FH, 5.221% (30-DAY AVERAGE SOFR +1.150%), 11/25/2054	4,816,411
3,359,649		REMIC, Series 2024-103, Class FC, 5.221% (30-DAY AVERAGE SOFR +1.150%), 1/25/2055	3,366,664
7,509,110		REMIC, Series 2025-7, Class FD, 5.071% (30-DAY AVERAGE SOFR +1.000%), 9/25/2054	7,507,090
5,388,042		REMIC, Series 2025-13, Class FA, 5.650% (30-DAY AVERAGE SOFR +0.000%), 3/25/2055	5,413,127
		TOTAL	126,633,622
		Government National Mortgage Association—13.3%
1,925,306		REMIC, Series 2010-115, Class FP, 4.674% (CME Term SOFR 1 Month +0.714%), 9/20/2040	1,913,655
233,289		REMIC, Series 2012-42, Class HF, 4.444% (CME Term SOFR 1 Month +0.484%), 3/20/2042	230,220
1,032,403		REMIC, Series 2014-2, Class BF, 4.424% (CME Term SOFR 1 Month +0.464%), 1/20/2044	1,021,606
1,612,765		REMIC, Series 2015-119, Class FN, 4.324% (CME Term SOFR 1 Month +0.364%), 8/20/2045	1,573,877
1,970,472		REMIC, Series 2022-175, Class FA, 4.998% (30-DAY AVERAGE SOFR +0.900%), 10/20/2052	1,957,306
6,806,116		REMIC, Series 2022-197, Class JF, 4.798% (30-DAY AVERAGE SOFR +0.700%), 11/20/2052	6,786,597

Principal Amount or Shares			Value
	[1]	COLLATERALIZED MORTGAGE OBLIGATIONS—continued
		Government National Mortgage Association—continued
$ 300,679		REMIC, Series 2022-213, Class FB, 4.648% (30-DAY AVERAGE SOFR +0.550%), 12/20/2052	$ 299,382
3,919,052		REMIC, Series 2023-4, Class FG, 4.848% (30-DAY AVERAGE SOFR +0.750%), 1/20/2053	3,902,341
3,420,011		REMIC, Series 2023-35, Class FH, 4.648% (30-DAY AVERAGE SOFR +0.550%), 2/20/2053	3,379,652
4,199,117		REMIC, Series 2023-112, Class AF, 5.148% (30-DAY AVERAGE SOFR +1.050%), 8/20/2053	4,212,226
995,333		REMIC, Series 2023-117, Class F, 5.048% (30-DAY AVERAGE SOFR +0.950%), 5/20/2053	994,423
15,684,441		REMIC, Series 2024-64, Class FM, 5.148% (30-DAY AVERAGE SOFR +1.050%), 4/20/2054	15,695,251
3,613,144		REMIC, Series 2025-28, Class FM, 5.098% (30-DAY AVERAGE SOFR +1.000%), 2/20/2055	3,613,131
		TOTAL	45,579,667
		Non-Agency Mortgage—0.4%
1,463,163		JP Morgan Mortgage Trust 2021-1, Class A11, 4.832% (30-DAY AVERAGE SOFR +0.650%), 6/25/2051	1,380,872
		TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (IDENTIFIED COST $284,445,003)	283,810,756
		MORTGAGE-BACKED SECURITIES—9.7%
		Federal Home Loan Mortgage Corporation—5.3%
1,306,235		5.000%, 4/1/2053	1,308,095
3,318,256		5.500%, 8/1/2053	3,370,737
1,645,766		5.500%, 6/1/2054	1,668,709
6,937,196		5.500%, 12/1/2054	7,050,058
1,967,316		5.500%, 8/1/2055	1,992,898
2,500,000		5.500%, 12/1/2055	2,534,267
		TOTAL	17,924,764
		Federal National Mortgage Association—4.3%
887,582		4.000%, 11/1/2052	850,054
417,535		4.000%, 4/1/2053	400,534
2,322,377		4.500%, 5/1/2040	2,323,452
2,953,428		5.000%, 8/1/2055	2,949,003
1,953,801		5.500%, 5/1/2053	1,991,113
1,268,974		5.500%, 1/1/2054	1,287,854
1,337,360		5.500%, 4/1/2054	1,356,005
2,842,805		5.500%, 12/1/2054	2,879,771
724,042		6.000%, 10/1/2053	742,256
		TOTAL	14,780,042
		Government National Mortgage Association—0.1%
378,138		5.500%, 8/20/2053	383,819
		TOTAL MORTGAGE-BACKED SECURITIES (IDENTIFIED COST $32,603,438)	33,088,625
	[1]	COMMERCIAL MORTGAGE-BACKED SECURITIES—3.4%
		Agency Commercial Mortgage-Backed Securities—3.4%
455,307		FHLMC REMIC, Series KF90, Class AS, 4.581% (30-DAY AVERAGE SOFR +0.380%), 9/25/2030	452,969
1,370,818		FHLMC REMIC, Series KF94, Class AL, 4.616% (30-DAY AVERAGE SOFR +0.414%), 11/25/2030	1,366,768
1,525,182		FHLMC REMIC, Series KF148, Class AS, 5.041% (30-DAY AVERAGE SOFR +0.840%), 11/25/2032	1,537,267
1,565,666		FHLMC REMIC, Series KF149, Class AS, 4.841% (30-DAY AVERAGE SOFR +0.640%), 12/25/2032	1,567,169
1,487,793		FHLMC REMIC, Series KF154, Class AS, 4.881% (30-DAY AVERAGE SOFR +0.680%), 3/25/2033	1,491,064
1,465,448		FHLMC REMIC, Series KF155, Class AS, 4.871% (30-DAY AVERAGE SOFR +0.670%), 2/25/2030	1,466,816
2,131,841		FHLMC REMIC, Series KF157, Class AS, 4.861% (30-DAY AVERAGE SOFR +0.660%), 4/25/2033	2,146,574
1,500,000		FHLMC REMIC, Series KF165, Class AS, 4.761% (30-DAY AVERAGE SOFR +0.560%), 1/25/2035	1,498,603
56,202		FNMA REMIC, Series 2020-M5, Class FA, 4.783% (30-DAY AVERAGE SOFR +0.574%), 1/25/2027	56,063
		TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (IDENTIFIED COST $11,558,178)	11,583,293

Principal Amount or Shares			Value
		U.S. TREASURIES—2.4%
		U.S. Treasury Notes—2.4%
$ 750,000		1.125%, 10/31/2026	$ 732,951
7,500,000		3.875%, 5/31/2027	7,535,029
		TOTAL U.S. TREASURIES (IDENTIFIED COST $8,231,137)	8,267,980
	[1]	ADJUSTABLE RATE MORTGAGES—1.1%
		Federal Home Loan Mortgage Corporation ARM—0.2%
57,525		6.428%, 7/1/2038	58,642
427,020		6.632%, 5/1/2035	439,305
		TOTAL	497,947
		Federal National Mortgage Association ARM—0.9%
278,051		5.840%, 5/1/2039	282,758
301,666		5.965%, 10/1/2034	306,900
32,655		5.988%, 11/1/2035	33,064
166,672		6.025%, 9/1/2033	169,184
75,416		6.047%, 10/1/2035	77,168
216,049		6.057%, 1/1/2035	220,934
96,500		6.065%, 10/1/2037	98,710
33,660		6.104%, 5/1/2035	34,193
22,677		6.105%, 5/1/2038	23,217
76,660		6.190%, 8/1/2034	77,896
146,970		6.196%, 6/1/2034	149,620
136,776		6.213%, 12/1/2034	139,356
55,836		6.215%, 6/1/2033	57,030
96,799		6.239%, 12/1/2034	99,501
14,487		6.277%, 2/1/2036	14,813
48,338		6.315%, 5/1/2035	49,622
130,667		6.326%, 1/1/2035	133,674
193,598		6.343%, 7/1/2035	197,489
125,569		6.363%, 7/1/2035	129,227
70,395		6.386%, 7/1/2035	71,929
156,801		6.392%, 7/1/2035	161,590
86,970		6.398%, 10/1/2035	89,247
199,069		6.460%, 11/1/2039	207,043
49,725		6.465%, 12/1/2033	50,763
17,501		6.506%, 4/1/2034	18,008
155,904		6.597%, 1/1/2040	162,133
135,271		6.820%, 2/1/2042	140,668
		TOTAL	3,195,737
		Government National Mortgage Association—0.0%
6,966		4.750%, 10/20/2029	7,021
1,538		5.625%, 5/20/2029	1,553
5,259		5.625%, 1/20/2030	5,314
		TOTAL	13,888
		TOTAL ADJUSTABLE RATE MORTGAGES (IDENTIFIED COST $3,714,414)	3,707,572
		ASSET-BACKED SECURITY—0.3%
		Credit Card—0.3%
1,000,000		Citibank Credit Card Issuance Trust 2023-A1, Class A1, 5.230%, 12/8/2027 (IDENTIFIED COST $997,418)	1,000,231

Principal Amount or Shares		Value
	INVESTMENT COMPANY—2.1%
7,125,811	Federated Hermes Government Obligations Fund, Premier Shares, 3.89%[2] (IDENTIFIED COST $7,125,811)	$ 7,125,811
	TOTAL INVESTMENT IN SECURITIES—102.1% (IDENTIFIED COST $348,675,399)	348,584,268
	OTHER ASSETS AND LIABILITIES - NET—(2.1)%[3]	(7,192,759)
	NET ASSETS—100%	$341,391,509
Transactions with affiliated investment companies, which are funds managed by the Adviser or an affiliate of the Adviser, during the period ended November 30, 2025, were as follows:
Federated Hermes Government Obligations Fund, Premier Shares
Value as of 8/31/2025	$15,512,813
Purchases at Cost	$47,074,257
Proceeds from Sales	$(55,461,259)
Change in Unrealized Appreciation/Depreciation	$—
Net Realized Gain/(Loss)	$—
Value as of 11/30/2025	$7,125,811
Shares Held as of 11/30/2025	7,125,811
Dividend Income	$102,041

1
Floating/adjustable note with current rate and current maturity or next reset date shown. Adjustable rate mortgage security coupons are based on the weighted average note rates of the underlying mortgages less the guarantee and servicing fees. These securities do not indicate an index and spread in their description above.

2	7-day net yield.
3	Assets, other than investments in securities, less liabilities.
Note: The categories of investments are shown as a percentage of net assets at November 30, 2025.
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■ Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by Federated Investment Management Company (the “Adviser”).
■ Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs, or NAV per share practical expedient, as applicable.
■ For securities that are fair valued in accordance with procedures established by and under the general supervision of the Adviser, certain factors may be considered, such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer’s financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Adviser’s valuation policies and procedures for the Fund, or if information furnished by a pricing service, in the opinion of the Adviser’s valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share, and the actual value obtained could be materially different.
Fair Valuation Procedures
Pursuant to Rule 2a-5 under the Investment Company Act of 1940, as amended, the Fund’s Board of Trustees (the “Trustees”) has designated the Adviser as the Fund’s valuation designee to perform any fair value determinations for securities and other assets held by the Fund. The Adviser is subject to the Trustees’ oversight and certain reporting and other requirements intended to provide the Trustees the information needed to oversee the Adviser’s fair value determinations.
The Adviser, acting through its Valuation Committee, is responsible for determining the fair value of investments for which market quotations are not readily available. The Valuation Committee is comprised of officers of the Adviser and certain of the Adviser’s affiliated companies and determines fair value and oversees the calculation of the NAV. The Valuation Committee is also authorized to use pricing services to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The

Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services’ policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Adviser. The Trustees periodically review the fair valuations made by the Valuation Committee. The Trustees have also approved the Adviser’s fair valuation and significant events procedures as part of the Fund’s compliance program and will review any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and ask for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Adviser.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of November 30, 2025, in valuing the Fund’s assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Debt Securities:
Collateralized Mortgage Obligations	$—	$283,810,756	$—	$283,810,756
Mortgage-Backed Securities	—	33,088,625	—	33,088,625
Commercial Mortgage-Backed Securities	—	11,583,293	—	11,583,293
U.S. Treasuries	—	8,267,980	—	8,267,980
Adjustable Rate Mortgages	—	3,707,572	—	3,707,572
Asset-Backed Security	—	1,000,231	—	1,000,231
Investment Company	7,125,811	—	—	7,125,811
TOTAL SECURITIES	$7,125,811	$341,458,457	$—	$348,584,268

The following acronym(s) are used throughout this portfolio:
ARM	—Adjustable Rate Mortgage
FHLMC	—Federal Home Loan Mortgage Corporation
FNMA	—Federal National Mortgage Association
REMIC	—Real Estate Mortgage Investment Conduit
SOFR	—Secured Overnight Financing Rate